General (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 03, 2019	Jun. 30, 2019	Dec. 31, 2018
General (Textual)
Accumulated deficit		$ (64,283)	$ (62,479)
Sale of goods	$ 3,000
Advanced payment received		$ 600